Stockholders' equity (Details 2) (CAD)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding, Number	1,278,290	1,201,912	1,118,112
Options outstanding, Weighted average remaining contractual life	3 years 4 months 2 days
Options outstanding, Weighted average exercise price	4.68	4.68	14.64
Options exercisable, Number	700,920
Options exercisable, Weighted average exercise price	4.38
$1.65 to $1.67 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum	1.65
Range of exercise prices, maximum	1.67
Options outstanding, Number	272,000
Options outstanding, Weighted average remaining contractual life	3 years 2 months 19 days
Options outstanding, Weighted average exercise price	1.65
Options exercisable, Number	132,550
Options exercisable, Weighted average exercise price	1.65
$1.68 to $2.08 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum	1.68
Range of exercise prices, maximum	2.08
Options outstanding, Number	226,845
Options outstanding, Weighted average remaining contractual life	2 years 8 months 26 days
Options outstanding, Weighted average exercise price	1.70
Options exercisable, Number	186,681
Options exercisable, Weighted average exercise price	1.70
$2.09 to $3.78 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum	2.09
Range of exercise prices, maximum	3.78
Options outstanding, Number	230,000
Options outstanding, Weighted average remaining contractual life	2 years 6 months 4 days
Options outstanding, Weighted average exercise price	2.45
Options exercisable, Number	191,750
Options exercisable, Weighted average exercise price	2.45
$3.79 to $43.20 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum	3.79
Range of exercise prices, maximum	43.20
Options outstanding, Number	549,445
Options outstanding, Weighted average remaining contractual life	4 years 4 days
Options outstanding, Weighted average exercise price	8.34
Options exercisable, Number	189,939
Options exercisable, Weighted average exercise price	10.88